Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	UTC NORTH AMERICAN FUND, INC.
Central Index Key	0000869273
Amendment Flag	false
Document Creation Date	Jun. 05, 2015
Document Effective Date	Jun. 05, 2015
Prospectus Date	Apr. 30, 2015
UTC NORTH AMERICAN FUND | UTC NORTH AMERICAN FUND
Risk/Return:
Trading Symbol	UTCNX